SHARE CAPITAL - Additional Information (Details) - Apr. 19, 2021 ¥ in Billions	CNY (¥) shares	$ / shares
Class of Stock [Line Items]
Ordinary shares issued | shares	36,380,900
Ordinary shares per share | $ / shares		$ 268
Net proceeds | ¥	¥ 8.0